Investment in Direct Financing Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Finance Revenues
Lease Disclosure [Line Items]
Direct financing leases revenues	¥ 65,365	¥ 61,116	¥ 57,483